Summary of Significant Accounting Policies - Schedule of Estimated Economic Useful Lives of the Intangible Assets (Details)	Mar. 31, 2026
Patents [Member] | Minimum [Member]
Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	5 years
Patents [Member] | Maximum [Member]
Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	10 years
Software Copyright [Member]
Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	5 years